SCHEDULE OF BUSINESS COMBINATION ASSETS AND LIABILITIES (Details) - Societe Industrielle De Minoterie Du Sud [Member] $ in Thousands	Jul. 26, 2023 USD ($)
Business Acquisition [Line Items]
Property, plant, and equipment	$ 8,788
Intangible assets	686
Right-of-use assets	331
Inventories	59
Accounts receivable	28
Cash and cash equivalents	7
Other liabilities, noncurrent	(2,328)
Accounts payable	(1,503)
Other payables	(694)
Total net assets acquired	$ 5,374